Investment	6 Months Ended
Jun. 30, 2026
Investment [Abstract]
Investment

Note 6 — Investment

The following table sets forth the Company’s equity securities without readily determinable fair value:

	June 30, 2026	December 31, 2025
	(Unaudited)
Investments in equity without readily determinable fair value	$563,887	$568,139

In December 2025, the Company acquired 6% ownership stake in a third-party private company’s issued share capital, with a consideration of US$568,139 (equivalent to HK$4,422,000). No impairment existed as of June 30, 2026 and December 31, 2025, and there was no observable price changes for the six months ended June 30, 2026.